ORGANIZATION AND PRINCIPAL ACTIVITIES, Reverse, Recapitalization (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 29, 2021 shares
Reverse Recapitalization [Abstract]
Shares issued (in shares)	174,853,546
Ordinary shares issued (in shares)	261,256,254	174,853,546
Ordinary shares outstanding (in shares)	261,256,254	174,853,546
Cash - NBG | $	$ 247,382,859	$ 0	$ 0
Less: transaction costs | $	(883,300)
Net cash contributions from reverse recapitalization | $	$ 246,499,559
Amended 2016 Plan [Member]
Reverse Recapitalization [Abstract]
Ordinary shares, option to purchase (in shares)	9,225,271
Exchange ratio	0.71536
CAC [Member]
Reverse Recapitalization [Abstract]
Common stock, par value (in dollars per share) | $ / shares	$ 0.001
CEG [Member]
Reverse Recapitalization [Abstract]
Common stock, par value (in dollars per share) | $ / shares	$ 0.01
NBG [Member]
Reverse Recapitalization [Abstract]
Ordinary shares issued (in shares)	86,402,708			86,402,708
Ordinary shares outstanding (in shares)	86,402,708			86,402,708